PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

7.	PROPERTY, PLANT AND EQUIPMENT

None of assets were disposed by the Group during the six months ended 30 June 2025 and 30 June 2024.

No impairment loss was recognized for the six months ended 30 June 2025 and 2024.